Fair value of financial assets and liabilities - Financial liabilities by category (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Disclosure of financial liabilities [line items]
Financial liabilities at FVTPL	₩ 4,873,458		₩ 6,794,192
Financial liabilities designated at FVTPL	0		19,630
Financial liabilities at amortised cost	411,199,211		363,510,489
Derivative liabilities (Designated for hedging)	27,584	$ 23,207	64,769
Total	416,100,253		370,389,080
Deposits due to customers
Disclosure of financial liabilities [line items]
Financial liabilities at FVTPL	65,016		49,279
Financial liabilities designated at FVTPL			0
Financial liabilities at amortised cost	317,899,871		291,477,279
Derivative liabilities (Designated for hedging)	0		0
Total	317,964,887		291,526,558
Borrowings
Disclosure of financial liabilities [line items]
Financial liabilities at FVTPL	241,174		285,026
Financial liabilities designated at FVTPL			19,630
Financial liabilities at amortised cost	24,755,459		20,745,466
Derivative liabilities (Designated for hedging)	0		0
Total	24,996,633		21,050,122
Debentures
Disclosure of financial liabilities [line items]
Financial liabilities at FVTPL	0		0
Financial liabilities designated at FVTPL			0
Financial liabilities at amortised cost	44,653,864		37,479,358
Derivative liabilities (Designated for hedging)	0		0
Total	44,653,864		37,479,358
Derivative Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities at FVTPL	4,567,268		6,459,887
Financial liabilities designated at FVTPL			0
Financial liabilities at amortised cost	0		0
Derivative liabilities (Designated for hedging)	27,584		64,769
Total	4,594,852		6,524,656
Other financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities at FVTPL	0		0
Financial liabilities designated at FVTPL			0
Financial liabilities at amortised cost	23,890,017		13,808,386
Derivative liabilities (Designated for hedging)	0		0
Total	₩ 23,890,017		₩ 13,808,386